Oct. 31, 2022

The Fund has a flexible investment strategy and will invest in a variety of securities and other investments and use a variety of investment techniques in pursuing its investment objective. The Fund seeks investment in, but not limited to, foreign and domestic securities and other instruments, mortgage-backed securities (“MBS”) and asset-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized mortgage obligations, stripped securities, preferred and convertible securities, bank instruments, high yield corporate debt, loans, other fixed-income securities, sovereign nations including emerging markets and so-called frontier markets (such as currencies, interest rates and debt instruments issued or guaranteed by sovereign entities (including U.S. Treasuries)), inflation and credit-linked debt securities, municipal investments, and commodities-related investments. The Fund may invest up to 20% of its net assets in equity securities and may invest up to 10% of its net assets in municipal securities. The Fund may have significant investment in a geographic region or country. The Fund may invest in investments of any maturity and without regard to a specific duration target or limit.